LORD ABBETT MUNICIPAL INCOME FUND, INC.
90 HUDSON STREET
JERSEY CITY, NEW JERSEY 07302-3973

February 5, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                               Lord Abbett Municipal Income Fund, Inc.
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective No.40 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 29, 2007.

Please contact the undersigned at (201) 395-2926 if you have any questions or comments.

Very truly yours,

/s/ Natalina DePina
Natalina DePina
Paralegal
Lord, Abbett & Co. LLC